OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
OTHER PAYABLES AND ACCRUALS

12.	OTHER PAYABLES AND ACCRUALS

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial liabilities
Accrued expenses	1,910	1,025	143
Accrued payroll	189	270	38
Transaction deposit of mining right acquisition (Note 8 (i))	76,945	75,947	10,589
Others	1,437	330	46
Other payables (financial liabilities)	78,571	76,547	10,673

Total	80,481	77,572	10,816

Analyzed into:
Current portion	3,536	1,625	227
Non-current portion (Note 8 (i))	76,945	75,947	10,589
Others payables (non-financial liabilities)	80,481	77,572	10,816